Allowance for Credit Losses	12 Months Ended
Dec. 31, 2020
Allowance for Credit Losses [Abstract]
Disclosure of allowance for credit losses [text block]

01 – Allowance for Credit Losses

The allowance for credit losses consists of an allowance for loan losses and an allowance for off-balance sheet positions.

Development of allowance for credit losses for financial assets at amortized cost

	Dec 31, 2020
	Allowance for Credit Losses³
in €	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	549	492	3,015	36	4,093
Movements in financial assets including new business	(44)	309	1,348	72[4]	1,686
Transfers due to changes in creditworthiness	77	(125)	49	N/M	0
Changes due to modifications that did not result in derecognition	N/M	N/M	N/M	N/M	N/M
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period²	0	0	(781)	0	(781)
Recovery of written off amounts	0	0	58	0	58
Foreign exchange and other changes	(38)	(28)	(75)	31	(110)
Balance, end of reporting period	544	648	3,614	139	4,946
Provision for Credit Losses excluding country risk¹	33	184	1,397	72	1,686

[1]Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.

[2]This position includes charge offs of allowance for credit losses.

[3]Allowance for credit losses does not include allowance for country risk amounting to € 5 million as of December 31, 2020.

[4]The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impared initially recognised during the reporting period was € 50 million in 2020 and € 0 million in 2019.

	Dec 31, 2019
	Allowance for Credit Losses³
in €	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	509	501	3,247	3	4,259
Movements in financial assets including new business	(57)	102	550	40	636
Transfers due to changes in creditworthiness	120	(106)	(14)	0	0
Changes due to modifications that did not result in derecognition	N/M	N/M	N/M	N/M	N/M
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period²	0	0	(872)	(26)	(898)
Recovery of written off amounts	0	0	96	0	96
Foreign exchange and other changes	(22)	(4)	8	18	0
Balance, end of reporting period	549	492	3,015	36	4,093
Provision for Credit Losses excluding country risk¹	62	(4)	536	40	636

[1]Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.

[2]This position includes charge offs of allowance for credit losses.

[3]Allowance for credit losses does not include allowance for country risk amounting to € 3 million as of December 31, 2019.

	Dec 31, 2018
	Allowance for Credit Losses³
in €	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	462	494	3,638	3	4,596
Movements in financial assets including new business	(132)	215	440	(17)	507
Transfers due to changes in creditworthiness	199	(137)	(62)		0
Changes due to modifications that did not result in derecognition	N/M	N/M	N/M	N/M	N/M
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period²	(6)	(17)	(972)	0	(995)
Recovery of written off amounts	0	0	172	0	172
Foreign exchange and other changes	(14)	(54)	30	17	(21)
Balance, end of reporting period	509	501	3,247	3	4,259
Provision for Credit Losses excluding country risk¹	66	78	379	(17)	507

[1]Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.

[2]This position includes charge offs of allowance for credit losses.

[3]Allowance for credit losses does not include allowance for country risk amounting to € 6 million as of December 31, 2018.

Allowance for credit losses for financial assets at fair value through OCI[1]

	Dec 31, 2020
	Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Fair Value through OCI	12	6	2	0	20

[1]Allowance for credit losses against financial assets at fair value through OCI remained at very low levels (€ 35 million at December 31, 2019 and € 20 million as of December 31, 2020). Due to immateriality, we do not provide any details on the year-over-year development.

	Dec 31, 2019
	Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Fair Value through OCI	16	9	10	0	35

[1]Allowance for credit losses against financial assets at fair value through OCI were almost unchanged at very low levels (€ 13 million at December 31, 2018 and € 35 million as of December 31, 2019). Due to immateriality, we do not provide any details on the year-over-year development.

	Dec 31, 2018
	Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Fair Value through OCI	11	1	0	(0)	13

[1]Allowance for credit losses against financial assets at fair value through OCI were almost unchanged at very low levels (€ 12 million at the beginning of year 2018 and € 13 million as of December 31, 2018, respectively). Due to immateriality, we do not provide any details on the year-over-year development.

Development of allowance for credit losses for off-balance sheet positions

	Dec 31, 2020
	Allowance for Credit Losses[2]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	128	48	166	0	342
Movements including new business	13	21	41	0	75
Transfers due to changes in creditworthiness	0	0	(1)	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	3	4	(6)	0	1
Balance, end of reporting period	144	74	200	0	419
Provision for Credit Losses excluding country risk[1]	13	22	40	0	75

[1]The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.

[2]Allowance for credit losses does not include allowance for country risk amounting to € 50 million as of December 31, 2020.

	Dec 31, 2019
	Allowance for Credit Losses[2]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	132	73	84	0	289
Movements including new business	(13)	(5)	88	0	70
Transfers due to changes in creditworthiness	9	(12)	3	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	(1)	(7)	(9)	0	(17)
Balance, end of reporting period	128	48	166	0	342
Provision for Credit Losses excluding country risk[1]	(4)	(17)	90	0	70

[1]The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.

[2]Allowance for credit losses does not include allowance for country risk amounting to € 0 million as of December 31, 2019.

	Dec 31, 2018
	Allowance for Credit Losses[2]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	117	36	119	0	272
Movements including new business	(0)	31	(13)	0	18
Transfers due to changes in creditworthiness	2	(0)	(2)	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	14	6	(20)	0	(0)
Balance, end of reporting period	132	73	84	0	289
Provision for Credit Losses excluding country risk[1]	1	31	(15)	0	18

[1]The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.

[2]Allowance for credit losses does not include allowance for country risk amounting to € 5 million as of December 31, 2018.